Notes payable (Details) - CAD ($) $ in Thousands			12 Months Ended
	Apr. 02, 2024	Nov. 18, 2020	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Outstanding debt			$ 14,039	$ 12,644
Less current portion			(13,974)	(136)
Long-term obligation			65	12,508
Interest expense			303	0
Payments on borrowings			1,172	59
Accretion expense			153	0
Notes payable
Disclosure of detailed information about borrowings [line items]
Outstanding debt			13,974	12,429
Notes payable | META Growth Corp.
Disclosure of detailed information about borrowings [line items]
Interest expense			1,301	1,300
Payments on borrowings			60	59
Term of borrowings		2 years
Accretion expense			509	112
Borrowings valued at date of acquisition		$ 12,783
Interest rate		15.00%
Non-Interest Bearing Notes Payable
Disclosure of detailed information about borrowings [line items]
Outstanding debt	$ 1,878
Payments on borrowings			1,001	0
Term of borrowings	15 months
Accretion expense			180	0
Other
Disclosure of detailed information about borrowings [line items]
Outstanding debt			65	215
Interest expense			40	0
Payments on borrowings			$ 111	$ 0